Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning	₩ 887,753	₩ 1,095,906
Increase	617,053	533,655
Utilization	(408,112)	(520,678)
Reversal	(140,753)	(131,001)
Others	20,648	(90,129)
Ending	976,589	887,753
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning	184,391	169,432
Increase	224,339	181,221
Utilization	(187,004)	(158,529)
Reversal	(29,461)	(6,063)
Others	(404)	(1,670)
Ending	191,861	184,391
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning	196,758	205,974
Increase	53,244	42,653
Utilization	(48,471)	(49,117)
Reversal	(8,274)	(8,350)
Others	(6,397)	5,598
Ending	186,860	196,758
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning	73,062	106,341
Increase	54,929	16,327
Utilization	(12,964)	(48,144)
Reversal	(19,743)	(3,599)
Others	1,162	2,137
Ending	96,446	73,062
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning	175,820	191,146
Increase	28,917	104,227
Utilization	(8,311)	(9,887)
Reversal	(6,485)	(80)
Others	17,910	(109,586)
Ending	207,851	175,820
Others [member]
Disclosure of other provisions [line items]
Beginning	257,722	423,013
Increase	255,624	189,227
Utilization	(151,362)	(255,001)
Reversal	(76,790)	(112,909)
Others	8,377	13,392
Ending	₩ 293,571	₩ 257,722